Note 12 - Income Taxes (Details) - Operating Loss Carryforwards In Thousands, unless otherwise specified	Mar. 31, 2016 Enterprise Tax [Member] USD ($)	Mar. 31, 2016 Enterprise Tax [Member] JPY (¥)	Mar. 31, 2015 Enterprise Tax [Member] USD ($)	Mar. 31, 2015 Enterprise Tax [Member] JPY (¥)	Mar. 31, 2016 Inhabitant Tax [Member] USD ($)	Mar. 31, 2016 Inhabitant Tax [Member] JPY (¥)	Mar. 31, 2015 Inhabitant Tax [Member] USD ($)	Mar. 31, 2015 Inhabitant Tax [Member] JPY (¥)	Mar. 31, 2016 Others [Member] USD ($)	Mar. 31, 2016 Others [Member] JPY (¥)	Mar. 31, 2015 Others [Member] USD ($)	Mar. 31, 2015 Others [Member] JPY (¥)	Mar. 31, 2014 Others [Member] USD ($)	Mar. 31, 2014 Others [Member] JPY (¥)
Note 12 - Income Taxes (Details) - Operating Loss Carryforwards [Line Items]
Operating Loss Carryforward	$ 3,220	¥ 303,194	$ 3,220	¥ 303,194	$ 955	¥ 89,889	$ 955	¥ 89,889	$ 39,343	¥ 3,704,585	$ 38,935	¥ 3,666,158	$ 408	¥ 38,427